Nature of Business and Liquidity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State of incorporation	Delaware	Delaware
Date of incorporation	Dec. 05, 2014	Dec. 05, 2014
Accumulated loss	$ (24,673,727)	$ (21,655,712)	$ (18,427,780)